FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
28.1 - Categories of financial instruments

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity investment	10,478	—	—
Others	—	—	35

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	4,002
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

Financial liabilities
Trade payables	—	—	36,987
Borrowings	—	—	51,386
Other financial liabilities
Foreign exchange forward contracts	—	—	—
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	—	—	61,363
Other liabilities	—	—	368

28.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 28.10 and 28.11.

28.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except for the subsidiaries mentioned in the Note 3.5, the functional currency of the Company and its subsidiaries is the U.S. dollar. In 2020, 86% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Argentine peso, Uruguayan peso, Brazilian Real, Mexican peso, Peruvian Sol and Colombian peso; however as of December 31,2020, the operating expenses in Argentine peso have decreased compared to December 31, 2019. Operating expenses are also significantly incurred in Indian Rupee, Great Britain Pound and European Union Euros.

Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos, Chilean pesos, Colombian pesos, Indian rupees, Uruguayan pesos and European Union euros.

The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2020 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	(1,494)	40%	427	10%	(166)
	Chilean pesos	11,726	10%	(1,066)	10%	1,303
	Colombian pesos	(12,182)	10%	1,107	10%	(1,354)
	Indian rupees	(1,435)	10%	130	10%	(159)
	Uruguayan pesos	(3,419)	10%	311	10%	(380)
	European Union euros	(55,593)	10%	5,054	10%	(6,177)
	Total	(62,397)		5,963		(6,933)

As explained in note 28.10, the subsidiaries in Argentina, Chile, Colombia, India and Uruguay entered into foreign exchange forward and future contracts in order to mitigate the risk of fluctuations in the foreign exchange rate and reduce the impact in the financial statements.

The effect in equity of the U.S. dollar fluctuation against the relevant foreign currency as of December 31, 2020, is not material.

Depreciation of the Argentine Peso

During 2020, the Argentine peso experienced a 40.58% devaluation from 59.79 Argentine peso per U.S dollar to 84.05 Argentine peso per U.S dollar.

During 2019, the Argentine peso experienced a 59.02% devaluation from 37.60 Argentine peso per U.S. dollar to 59.79 Argentine peso per U.S. dollar.
28.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company's credit line in the U.S. bear interest at a fixed rate between 1.5% or 1.75% depending on the amount borrowed, as of December 31, 2020 the fixed rate is 1.5% and at variable rates linked to LIBOR. During 2020 the Company entered into four interest rate swap transactions with the purpose of hedging the exposure to variable interest rate related to the Amended and Restated Credit Agreement with certain financial institutions. In the last quarter of the year the Company chose to discontinue three of the four interest rate swap since the hedged future cash flows were no longer expected to occur. As of December 31, 2020, the Company has recognized a loss of 132 included in the line item "Other comprehensive income", a loss of 127 through results of comprehensive income and a loss of 605 through results of profit and loss .The Company designated one of the derivatives as hedging instruments in respect of interest rate risk in cash flow hedges. Hedges of interest rate risk on recognized liabilities are accounted for as cash flow hedge.

Interest rate swap liabilities are presented in the line item "Other financial liabilities" within the statements of financial position.

Interest rate swap contracts outstanding as of December 31, 2020:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	liabilities

Hedge instrument
April 30, 2024	25,000	1month LIBOR	0.355%	(132)
Fair value as of December 31, 2020				(132)

Instruments for which hedge accounting has been discontinued
March 11, 2024	15,000	1month LIBOR	0.647%	(230)
March 31, 2023	15,000	1month LIBOR	0.511%	(123)
March 12, 2024	20,000	1month LIBOR	0.566%	(252)
Fair value as of December 31, 2020				(605)

28.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 20.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2021	2022	2023	Thereafter	Total

Trade payables	35,266	2,400	1,485	1,355	40,506
Borrowings	1,440	589	527	26,054	28,610
Lease liabilities	19,511	20,011	18,214	44,899	102,635
Other financial liabilities(*)	19,493	33,540	20,989	6,461	80,483
TOTAL	75,710	56,540	41,215	78,769	252,234
(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, interest rate SWAP and 16,757 related to business combinations payments through subscription agreements.

28.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 68.6%) and clients related from diverse industries. For the years ended December 31, 2020, 2019 and 2018, the Company's top five clients accounted for 30.6%, 26.1% and 32.0% of its revenues, respectively. One single customer accounted for 11.0%, 11.2% and 11.3% of revenues for the years ended December 31, 2020, 2019 and 2018. Credit risk from trade receivables is considered to be low because the Company minimize the risk by setting credit limits for its customers, which are mainly large and renowned companies. Cash and cash equivalents and derivative financial instruments are considered to have low credit risk because these assets are held with widely renowned financial institutions (see note 12) .

28.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2020 and 2019, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2020		As of December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	3,091	3,039	2,683	2,571
Other assets	6,954	6,278	7,796	7,140
Non-current liabilities
Trade payables	5,240	4,735	5,500	5,101
Borrowings	25,061	25,382	50,188	51,070

28.8 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	19,284	—	19,284
Foreign exchange forward contracts	—	492	—	492
Convertibles notes	—	130	1,036	1,166
Equity instrument	—	—	10,478	10,478

Financial liabilities
Contingent consideration	—	—	43,724	43,724
Foreign exchange forward contracts	—	93	—	93
Interest rate SWAP	—	737	—	737

(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	19,384	—	19,384
LETEs	—	396	—	396
Foreign exchange forward contracts	—	1,291	—	1,291
Convertibles notes	—	111	3,425	3,536

Financial liabilities
Contingent consideration	—	—	9,252	9,252

There were no transfers of financial assets between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

When the inputs required by the market approach are not available, the Company applies the income approach technique. The income approach technique estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. When the income approach is used, the fair value measurement reflects current market expectations about those future amounts.

28.9 Level 3

28.9.1 Contingent consideration

As explained in note 25.1, the acquisition of Clarice included a contingent consideration agreement which was payable on a deferred basis and which was subject to the occurrence of certain events relating to the acquired company's capacity.

As of December 31, 2019, the nominal value of contingent consideration related to Clarice amounted to 1,316. Such amount was paid on June 22, 2020. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 439 and 1,316 as of December 31, 2019. The fair value of the contingent consideration related to Clarice arrangement of 1,310 as of December 31, 2019, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.5, the acquisition of Ratio, included a contingent consideration agreement which was payable on a deferred basis and which was subject to the occurrence of certain events relating to the acquired company's gross revenue and gross margin.

As of December 31, 2019, the nominal value of contingent consideration related to Ratio amounted to 750. Such amount was paid on February 18, 2020. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 525 and an unlimited maximum amount as of December 31, 2019, given that such payment may be increased proportionally to the targets achievements. The fair value of the contingent consideration arrangement of 903 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.6, the acquisition of PointSource, included a contingent consideration agreement which was payable on a deferred basis and which was subject to the occurrence of certain events relating to the acquired company's gross revenue and gross margin.

In May 2018, the Company signed an amendment to the SPA with the former shareholders, pursuant to which a new fixed-payment was established, in replacement of previous payments subject to targets achievements. As a consequence, the Company remeasured the fair value of the liability related to PointSource described above. Gain arising from the change in fair value of the liability amounted to 5,506 as of December 31, 2018. As of December 31, 2019 the fixed payment liability amounted to 1,086, and was included in other financial liabilities. Such amount was paid on February 28, 2020.

As described in note 25.8, the acquisition of Avanxo (Bermuda) Limited ("Avanxo"), included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company´s gross revenue, gross margin and operating margin.

As of December 31, 2020 and 2019, the nominal value of contingent consideration related to Avanxo amounted to 1,159 and 2,318, respectively. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were between 185 and 370, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement may be increased proportionally to the target's achievements and are not subject to any maximum amount. Finally, the fair value of the contingent consideration arrangement of 1,145 and 2,249, as of December 31, 2020 and 2019, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.9, the acquisition of Belatrix Global Corporation S.A, included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue. As of December 31, 2020, the Company remeasured the fair value of the contingent consideration related to Belatrix described above. Loss arising from the change in fair value of the contingent consideration amounted to 3,633 and is included as Other income and expenses, net.

As of December 31, 2019, the nominal value of contingent consideration related to Belatrix amounted to 4,097. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement were between 4,192 and 4,097, respectively. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. Finally, the fair value of the contingent consideration arrangement of 4,221 as of December 31, 2019 was estimated by discounting to present value using a risk-adjusted discount rate. On October 16, 2020, the Company paid 7,795 leaving the contingent consideration fully settled.

As described in note 25.10, the acquisition of BI Live included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue, revenue growth and operating margin.

As of December 31, 2020 and 2019, the nominal value of contingent consideration related to BI Live amounted to 423 and 559, respectively. The potential undiscounted amount of all future payments that the Company could be required to make under this agreement was between 710 and 3,000, as of December 31, 2020, and 515 and 3,000 December 31, 2019. The fair value of the contingent consideration arrangement of 535 and 515 as of December 31, 2020 and 2019, respectively, was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.11, the acquisition of Grupo ASSA included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and gross margin. As of December 31, 2020, the Company remeasured the fair value of the contingent consideration related to Grupo ASSA. Gain arising from the change in fair value of the contingent consideration amounted to 1,202 and is included as Other income and expenses, net.

As of December 31, 2020, the nominal value of contingent consideration related to Grupo ASSA amounted to 11,289. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 11,289. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 11,218 as of December 31, 2020 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.12, the acquisition of Xappia included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and gross margin.

As of December 31, 2020, the nominal value of contingent consideration related to Xappia amounted to 3,980. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 3,980. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 3,878 as of December 31, 2020 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.13, the acquisition of GMR included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue.

As of December 31, 2020, the nominal value of contingent consideration related to GMR amounted to 4,547. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 4,547. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 4,391 as of December 31, 2020 was estimated by discounting to present value using a risk-adjusted discount rate.

As described in note 25.14, the acquisition of Bluecap included a contingent consideration agreement which is payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's revenue and operating margin.

As of December 31, 2020, the nominal value of contingent consideration related to Bluecap amounted to 24,419. Based on our estimations as of those dates, the potential minimum amounts of all future payments that the Company could be required to make under this agreement was 24,419. In addition, the actual amounts to be paid under the contingent consideration arrangement, may be increased proportionally to the target's achievements and are not subject to any maximum amount. The fair value of the contingent consideration arrangement of 22,557 as of December 31, 2020 was estimated by discounting to present value using a risk-adjusted discount rate.
The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2020	2019	2018
Loss on remeasurement of the contingent consideration of Belatrix	(3,633)	—	—
(Loss) gain on remeasurement of the contingent consideration of PointSource	—	(16)	5,506
Loss on remeasurement of the contingent consideration of Avanxo	—	(4)	—
Loss on remeasurement of the contingent consideration of Clarice	—	(3)	—
Gain on remeasurement of the contingent consideration of L4	—	—	1,848
Loss on remeasurement of the contingent consideration of Ratio	—	(62)	(654)
Gain on remeasurement of the contingent consideration of Grupo Assa	1,202
TOTAL	(2,431)	(85)	6,700

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2020	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	43,724	Risk adjusted discount rate	Between 1.78% and 4.35%	An increase in the discount rates by 1% would decrease the fair value by $493 and a decrease in the discount rates by 1% would increase the fair value by $506

Contingent consideration	43,724	Expected revenues	Between 2,547 and 97,797	An increase in the expected revenues by 10% would increase the fair value by 10,589 and a decrease in the expected revenues by 10% would decrease the fair value by 17,183

28.9.2 Put and call option on minority interests

As described in note 25.2, on October 22, 2015, the Company entered into a Shareholders Agreement (the "Minority Interest SHA") with the "non-controlling shareholders" to agree on a put option over the 33.27% of the remaining interest of Dynaflows.

On October 26, 2018, the non-controlling shareholders exercised such option and the Company paid a total amount of 1,186 based on the EBITDA and Revenue of Dynaflows for the twelve months ended on September 30, 2018. As of December 31, 2018, a gain of 1,611 was recognized as Other income, net, given that the exercise of the option occurred earlier than expected.

As of December 31, 2018, the call option was derecognized and a loss of 455 was recognized as Other income, net.

28.9.3. Convertible notes

As described in note 3.12.9, the Company entered into several convertible notes that include the right to convert the outstanding amount into equity shares of the invested companies. The fair value of such convertible notes was estimated using unobservable inputs. The amounts of gains and losses for the period related to changes in the fair value of the convertible notes were not material.

28.9.4. Reconciliation of recurring fair value measurements categorized within Level 3

The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Convertible notes	Contingent consideration
December 31, 2018	—	9,767
Fair value remeasurement (1)	—	85
Acquisition of business (1)	—	6,835
Payments (2)	3,350	(7,695)
Interests (1)	75	260
December 31, 2019	3,425	9,252

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2019	3,425	—	9,252
Fair value remeasurement (1)	—	—	2,431
Acquisition of business (1)	—	—	43,082
Acquisition of investment (2)	—	9,167	—
Exercise of conversion option (1)	(1,311)	1,311	—
Instrument sold (2)	(1,800)	—	—
Payments (2)	701	—	(11,400)
Interests (1)	21	—	359
December 31, 2020	1,036	10,478	43,724

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.

28.10 Foreign exchange futures and forward contracts

During the years ended December 31, 2020, 2019 and 2018, the Argentine subsidiaries, Sistemas Globales S.A. and IAFH Global S.A. acquired foreign exchange futures contracts through SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos due to the risk of exposure to fluctuations in foreign currency. The foreign exchange futures contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2020, 2019 and 2018 the Company recognized a loss of 144 and a gain of 383 and 594, respectively.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. and IAFH Global S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through profit or loss. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As of December 31, 2020, the accrued valuation of the last day of the month will be settled with the bank in the first day of the next month, so the value recognize in the financial statements is the amount pending to settle with the bank for the last day valuation, the Company maintains as of December 31, 2020 three foreign exchange futures contracts with a maturity date of January 31, 2021 and 7 recognize as Other financial liabilities in the balance sheet.

Pursuant to these contracts, Sistemas Globales S.A. and IAFH Global S.A. are required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. As of December 31, 2020, Sistemas Globales held a 10% of the value of those collaterals in Mutual funds in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements.
This amount must also remain restricted during the term of the contracts. As of December 31, 2020, collaterals regarding the transactions are restricted assets for an amount of 952 in Mutual funds included as investments. As of December 31, 2019, the Company did not maintain any collaterals for futures contracts.

During 2020 and 2019, the subsidiaries, Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia S.A.S., Sistemas Globales Chile Asesorías Ltda., Globant India Pvt. Ltd. and Sistemas Globales Uruguay S.A., acquired foreign exchange forward contracts with certain banks in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in Argentine Pesos, Colombian Pesos, Chilean pesos, Uruguayan pesos and Indian rupee, due to the risk of exposure to fluctuations in those foreign currencies. Those contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2020 and 2019, the Company recognized a net loss of 3,783 and a gain of 117, respectively. As of December 31, 2020 and 2019, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 28, 2021	Colombian Peso	3,530.13	3,433.13	226
January 28, 2021	Colombian Peso	3,475.25	3,431.93	101
Fair value as of December 31, 2020				327

January 27, 2020	Indian Rupee	72.36	71.56	11
January 31, 2020	Chilean Peso	747.68	751.57	5
January 31, 2020	Colombian Peso	3,323.65	3,281.28	39
January 31, 2020	Colombian Peso	3,515.42	3,281.94	356
January 31, 2020	Colombian Peso	3,512.66	3,281.93	422
January 31, 2020	Uruguayan Peso	38.09	37.73	29
February 25, 2020	Indian Rupee	71.45	71.77	7
February 28, 2020	Colombian Peso	3,518.27	3,288.08	351
Fair value as of December 31, 2019				1,220

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 29, 2021	Argentine Peso	90.50	87.60	(86)
Fair value as of December 31, 2020				(86)

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.

28.11 Hedge accounting

During 2020 and 2019, the subsidiaries, Sistemas Globales S.A., IAFH Global S.A., Sistemas Colombia SAS, Sistemas Globales Uruguay S.A., Sistemas Globales Chile S.L, Globant India Private Limited and Global System Outsourcing S. de R.L de C.V have entered into foreign exchange forward and future contracts to manage the foreign currency risk associated with the salaries payable in Argentine Pesos, Colombian pesos, Uruguayan Pesos, Chilean Pesos, Indian Rupee and Mexican Pesos. The Company designated those derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges are recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘finance income’ or ‘finance expense’ line items. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item (i.e. Salaries, employee benefits and social security taxes).

As of December 31, 2020 and 2019, the Company has recognized a net loss of 272 and a net gain of 54, respectively, included in Salaries, employee benefits and social security taxes and a net gain of 165 and 352, respectively, included in other comprehensive income.

During 2020, Globant, LLC entered into four interest rate swap transactions with the purpose of hedging the exposure to variable interest rate related to the Amended and Restated Credit Agreement with certain financial institutions. By the end of the year the Company chose to discontinue three of the four interest rate swap transaction. During the year ended December 31, 2020, the Company has recognized a loss of 132 included in the line item "Other comprehensive income" and a loss of 127 through statement of comprehensive income. The Company designated those derivatives as hedging instruments in respect of interest rate risk in cash flow hedges. Hedges of interest rate risk on recognized liabilities are accounted for as cash flow hedges.

Foreign currency forward contract and interest rate swap assets and liabilities are presented in the line ‘Other financial assets’ and ‘Other financial liabilities’ within the statement of financial position.

The following table detail the foreign currency forward contracts outstanding as of December 31, 2020:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets
Settlement date	from contracts	rate from contracts	currency rate
January 15, 2021	Mexican Peso	20.15	19.93	22
January 27, 2021	Indian Rupee	73.72	73.31	2
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.72	73.31	3
January 27, 2021	Indian Rupee	73.71	73.31	1
January 28, 2021	Colombian Peso	3,490.10	3,433.08	133
January 29, 2021	Uruguayan Peso	42.51	42.47	1
Fair value as of December 31, 2020				165

January 31, 2020	Argentine Peso	66.45	62.20	71
Fair value as of December 31, 2019				71